Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Less: Current portion of decommissioning liability	$ (8.1)	$ (6.5)
Provision for decommissioning, restoration and rehabilitation cost
Reconciliation of changes in other provisions [abstract]
Beginning balance	161.5	151.6	$ 136.8
Liability assumed on acquisition			18.0
Reclamation expenditures	(12.2)	(10.6)	(10.6)
Accretion expense		9.6	8.9
Revisions to expected discounted cash flows1		11.2	2.8
Foreign exchange revaluation		1.3	(4.3)
Ending balance		$ 161.5	$ 151.6
Less: Current portion of decommissioning liability	(8.1)
Non-current portion December 31, 2025	$ 153.4